UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

 SCHEDULE OF INVESTMENTS                         THE ADVISORS' INNER CIRCLE FUND

 January 31, 2008                                                    (Unaudited)

                                                 Value
 HGK EQUITY VALUE FUND          Shares           (000)
 -----------------------------------------------------
 COMMON STOCK (98.4%)
 AEROSPACE & DEFENSE (2.5%)
  General Dynamics                4,400     $      372
                                            ----------

 APPAREL MANUFACTURERS (1.4%)
  VF                              2,700            209
                                            ----------

 BANKS (10.1%)
  Bank of America                 9,100            404
  JPMorgan Chase                  9,200            437
  PNC Financial Services
     Group                        5,300            348
  Washington Mutual              15,800            315
                                            ----------
                                                 1,504
                                            ----------
 CHEMICALS (1.3%)
  PPG Industries                  2,900            192
                                            ----------

 COMPUTERS & SERVICES (4.5%)
  Fiserv                          7,100            365
  International Business
     Machines                     2,900            311
                                            ----------
                                                   676
                                            ----------
 ELECTRICAL SERVICES (2.5%)
  Southern                       10,200            371
                                            ----------

 ENTERTAINMENT (2.2%)
  Carnival                        7,200            320
                                            ----------

 FINANCIAL SERVICES (4.2%)
  Citigroup                      11,700            330
  Morgan Stanley                  6,000            297
                                            ----------
                                                   627
                                            ----------
 FOOD, BEVERAGE & TOBACCO (4.2%)
  Campbell Soup                   9,200            291
  PepsiCo                         5,000            341
                                            ----------
                                                   632
                                            ----------
 HOUSEHOLD PRODUCTS (1.8%)
  Kimberly-Clark                  4,100            269
                                            ----------

 INSURANCE (6.7%)
  Allstate                        6,700            330
  American International Group    5,900            326
  MetLife                         5,800            342
                                            ----------
                                                   998
                                            ----------
 MACHINERY (4.5%)
  Caterpillar                     5,100            363
  Parker Hannifin                 4,450            301
                                            ----------
                                                   664
                                            ----------
 MEDICAL PRODUCTS & SERVICES (7.4%)
  Johnson & Johnson               6,400            405
  St. Jude Medical                9,000            365
  UnitedHealth Group              6,400            325
                                            ----------
                                                 1,095
                                            ----------
 METALS (2.8%)
  Alcoa                           6,300            208


                                                 Value
                                Shares           (000)
 -----------------------------------------------------
 METALS (CONTINUED)
  Freeport-McMoRan Copper
     & Gold                       2,300     $      205
                                            ----------
                                                   413
                                            ----------
 OFFICE SERVICES & SUPPLIES (1.9%)
  Pitney Bowes                    7,800            286
                                            ----------

 OIL FIELD SERVICES (3.5%)
  Baker Hughes                    3,900            253
  Transocean                      2,135            262
                                            ----------
                                                   515
                                            ----------
 PAPER & PAPER PRODUCTS (1.0%)
  International Paper             4,500            145
                                            ----------

 PERSONAL PRODUCTS (2.1%)
  Estee Lauder, Cl A              7,300            308
                                            ----------

 PETROLEUM & FUEL PRODUCTS (1.9%)
  Apache                          3,000            286
                                            ----------

 PETROLEUM REFINING (7.5%)
  Chevron                         5,100            431
  ConocoPhillips                  4,700            377
  Marathon Oil                    6,400            300
                                            ----------
                                                 1,108
                                            ----------
 PHARMACEUTICALS (7.9%)
  Eli Lilly                       6,600            340
  Forest Laboratories *           4,800            191
  Pfizer                         14,700            344
  Wyeth                           7,500            298
                                            ----------
                                                 1,173
                                            ----------
 PRINTING & PUBLISHING (1.3%)
  Gannett                         5,400            200
                                            ----------

 RETAIL (5.3%)
  Best Buy                        3,300            161
  Home Depot                     10,400            319
  Kohl's *                        6,800            310
                                            ----------
                                                   790
                                            ----------
 SEMI-CONDUCTORS/INSTRUMENTS (1.9%)
  Kla-Tencor                      6,700            280
                                            ----------

 SOFTWARE (2.0%)
  Oracle *                       14,400            296
                                            ----------

 TELEPHONES & TELECOMMUNICATIONS (6.0%)
  AT&T                            9,800            377
  Motorola                       13,600            157
  Verizon Communications          9,100            353
                                            ----------
                                                   887
                                            ----------
 TOTAL COMMON STOCK
       (Cost $14,443)                           14,616
                                            ----------

 SCHEDULE OF INVESTMENTS                         THE ADVISORS' INNER CIRCLE FUND

 January 31, 2008                                                    (Unaudited)

                              Face Amount        Value
 HGK EQUITY VALUE FUND           (000)           (000)
 -----------------------------------------------------
 REPURCHASE AGREEMENT (0.8%)
   Morgan Stanley
    2.750%, dated
    01/31/08, to be
    repurchased on 02/01/08,
    repurchase price $121,199
    (collateralized by a U.S.
    Treasury Bond, par value
    $72,182, 3.625%,
    04/15/28, with total market
    value $123,614)                $121     $      121
                                            ----------
 TOTAL REPURCHASE AGREEMENT
    (Cost $121)                                    121
                                            ----------
 TOTAL INVESTMENTS  (99.2%)
   (Cost $14,564) +                         $   14,737
                                            ==========

      PERCENTAGES ARE BASED ON NET ASSETS OF $14,851(000).
 *    NON-INCOME PRODUCING SECURITY.

 CL -- CLASS


 + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $14,579(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,472(000) AND $(1,314) (000), RESPECTIVELY.

 FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

HGK-QH-001-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.